Fees Summary	Mar. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 21,807,000
Previously Paid Amount	0.00
Total Fee Amount	3,011.55
Total Offset Amount	0.00
Net Fee	3,011.55
Narrative - Max Aggregate Offering Price	$ 21,807,000
Final Prospectus	true